FINANCIAL INSTRUMENTS (Schedule of maturity profile of non-derivatives financial instruments) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	₪ 98,187	₪ 87,905
Financial instruments which do not bear interest	174,004	168,671
Non derivatives financial instruments	272,191	256,576
1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	10	608
Financial instruments which do not bear interest	174,004	168,671
Non derivatives financial instruments	174,014	169,279
1-3 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	371	728
Financial instruments which do not bear interest
Non derivatives financial instruments	371	728
4-12 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	4,332	3,471
Financial instruments which do not bear interest
Non derivatives financial instruments	4,332	3,471
1-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	27,990	13,832
Financial instruments which do not bear interest
Non derivatives financial instruments	27,990	13,832
More then 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	65,484	69,266
Financial instruments which do not bear interest
Non derivatives financial instruments	₪ 65,484	₪ 69,266